Event Subsequent to Original Issuance of Financial Statements (Unaudited) (Details) kr / shares in Units, $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 SEK (kr) kr / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 SEK (kr) kr / shares shares	Jun. 30, 2021 SEK (kr) shares	Dec. 31, 2020 SEK (kr) shares
Event Subsequent to Original Issuance of Financial Statements (Unaudited) (Details) [Line Items]
Exercise of warrants value | $	$ 6		$ 6
Issuing costs | $	$ 162		$ 162
TO3 Warrants [Member]
Event Subsequent to Original Issuance of Financial Statements (Unaudited) (Details) [Line Items]
Company’s outstanding warrants	145,003,680		145,003,680		145,003,680	145,003,680
Exercise Price | (per share)	$ 0.20	kr 1.7	$ 0.20	kr 1.7
Shares increases (in Kronor per share) | kr / shares		kr 2.0		kr 2.0
Warrants exercised	13,719,266		13,719,266		13,719,266	13,719,266
Number of outstanding warrants, percentage	9.50%	9.50%	9.50%	9.50%
Warrants subscribed	13,719,266	13,719,266	13,719,266	13,719,266
Subscription price (in Kronor per share) | kr / shares		kr 1.7		kr 1.7
Exercise of warrants value	$ 2,700	kr 23,300,000	$ 2,700	kr 23,300,000
Issuing costs | kr					kr 1,400,000	kr 1,400,000
TO2 Warrants [Member]
Event Subsequent to Original Issuance of Financial Statements (Unaudited) (Details) [Line Items]
Warrants exercised	8,820		8,820		8,820	8,820
Number of outstanding warrants, percentage	0.02%	0.02%	0.02%	0.02%
Warrants subscribed	8,820	8,820	8,820	8,820
Subscription price (in Kronor per share) | kr / shares		kr 6.0		kr 6.0
Exercise of warrants value | kr		kr 53,000		kr 53,000